Document and Entity Information	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001119769
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	CERAGON NETWORKS LTD.
Entity Address, Address Line One	3 Uri Ariav st., Rosh Ha’Ayin
Entity Address, Postal Zip Code	4810002
Entity Address, Country	IL